Note 4 - Securities Available for Sale - Securities in a Continuous Unrealized Loss Position (Details) $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Less Than Twelve Months # of Investments	4	20
Less Than Twelve Months Fair Value	$ 4,558	$ 17,241
Less Than Twelve Months Unrealized Losses	$ (12)	$ (255)
Twelve Months or More # of Investments	27	13
Twelve Months or More Fair Value	$ 74,893	$ 59,502
Twelve Months or More Unrealized Losses	(1,511)	(1,178)
Total Fair Value	79,451	76,743
Total Unrealized Losses	$ (1,523)	$ (1,433)
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Federal National Mortgage Association Certificates and Obligations (FNMA) [Member]
Less Than Twelve Months # of Investments	0	2
Less Than Twelve Months Fair Value	$ 0	$ 4,703
Less Than Twelve Months Unrealized Losses	$ 0	$ (78)
Twelve Months or More # of Investments	2	0
Twelve Months or More Fair Value	$ 3,769	$ 0
Twelve Months or More Unrealized Losses	(117)	0
Total Fair Value	3,769	4,703
Total Unrealized Losses	$ (117)	$ (78)
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Federal Home Loan Mortgage Corporation Certificates and Obligations (FHLMC) [Member]
Less Than Twelve Months # of Investments	1
Less Than Twelve Months Fair Value	$ 4,060
Less Than Twelve Months Unrealized Losses	$ (10)
Twelve Months or More # of Investments	0
Twelve Months or More Fair Value	$ 0
Twelve Months or More Unrealized Losses	0
Total Fair Value	4,060
Total Unrealized Losses	$ (10)
Collateralized Mortgage Obligations [Member] | Federal National Mortgage Association Certificates and Obligations (FNMA) [Member]
Less Than Twelve Months # of Investments	0	1
Less Than Twelve Months Fair Value	$ 0	$ 218
Less Than Twelve Months Unrealized Losses	$ 0	$ (5)
Twelve Months or More # of Investments	1	0
Twelve Months or More Fair Value	$ 190	$ 0
Twelve Months or More Unrealized Losses	(9)	0
Total Fair Value	190	218
Total Unrealized Losses	$ (9)	$ (5)
Other Marketable Securities [Member] | US Government Agencies Debt Securities [Member]
Less Than Twelve Months # of Investments	0	2
Less Than Twelve Months Fair Value	$ 0	$ 9,819
Less Than Twelve Months Unrealized Losses	$ 0	$ (163)
Twelve Months or More # of Investments	14	12
Twelve Months or More Fair Value	$ 68,735	$ 58,942
Twelve Months or More Unrealized Losses	(1,236)	(1,038)
Total Fair Value	68,735	68,761
Total Unrealized Losses	$ (1,236)	$ (1,201)
Other Marketable Securities [Member] | US States and Political Subdivisions Debt Securities [Member]
Less Than Twelve Months # of Investments	3	14
Less Than Twelve Months Fair Value	$ 498	$ 2,268
Less Than Twelve Months Unrealized Losses	$ (2)	$ (8)
Twelve Months or More # of Investments	8	0
Twelve Months or More Fair Value	$ 1,467	$ 0
Twelve Months or More Unrealized Losses	(8)	0
Total Fair Value	1,965	2,268
Total Unrealized Losses	$ (10)	$ (8)
Other Marketable Securities [Member] | Corporate Debt Securities [Member]
Less Than Twelve Months # of Investments	0	1
Less Than Twelve Months Fair Value	$ 0	$ 233
Less Than Twelve Months Unrealized Losses	$ 0	$ (1)
Twelve Months or More # of Investments	1	0
Twelve Months or More Fair Value	$ 172	$ 0
Twelve Months or More Unrealized Losses	(1)	0
Total Fair Value	172	233
Total Unrealized Losses	$ (1)	$ (1)
Other Marketable Securities [Member] | Preferred Stock [Member]
Less Than Twelve Months # of Investments	0	0
Less Than Twelve Months Fair Value	$ 0	$ 0
Less Than Twelve Months Unrealized Losses	$ 0	$ 0
Twelve Months or More # of Investments	1	1
Twelve Months or More Fair Value	$ 560	$ 560
Twelve Months or More Unrealized Losses	(140)	(140)
Total Fair Value	560	560
Total Unrealized Losses	$ (140)	$ (140)